Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	1 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended			3 Months Ended		9 Months Ended
	Aug. 31, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012 Trustees item	Sep. 14, 2012 Trustees	Sep. 30, 2012 Officers and employees	Sep. 30, 2012 Distribution declared item	Oct. 31, 2012 Subsequent event Distribution declared	Feb. 29, 2012 CWH	Dec. 31, 2011 CWH	Mar. 31, 2012 CWH	Dec. 31, 2011 CWH	Sep. 30, 2012 CWH
Share issuances
Number of common shares issued									22,000,000	1,000	22,000,000	1,000	22,000,000
Common shares issued, including shares issued under underwriters' over allotment option		9,200,000
Common shares sold pursuant to exercise of underwriters' over allotment option		1,200,000
Price per share (in dollars per share)		$ 21.50
Net proceeds from issuance of common shares		$ 180,814	$ 180,814
Number of shares granted under the award plan				2,000		22,592
Closing price of common shares (in dollars per share)					$ 24.84
Number of trustees				5
Distributions
Distribution paid on common shares (in dollars per share)	$ 0.49
Distribution to common shareholders	$ 15,288							$ 13,118
Quarterly dividend payable on common stock (in dollars per share)							$ 0.40
Additional dividend payable on common stock (in dollars per share)							$ 0.09
Number of days in which the entity is reflected as a public company							20
Distribution payable declared (in dollars per share)								$ 0.42